Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of detailed information about carrying amounts of right-of-use assets recognized and the movements during the year

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year.

	Leasehold land RMB’000		Building and office space RMB’000	Office furniture, fittings and equipment RMB’000	Motor vehicles RMB’000	Total RMB’000	Total US$’000
At January 1, 2024	248,437		48,786	36	1,186	298,445	43,110
Addition	—		55,196	—	152	55,348	7,995
Depreciation	(11,371)		(38,963)	(7)	(120)	(50,461)	(7,289)
Termination	—		(1,353)	—	—	(1,353)	(195)
Translation difference	—		34	—	—	34	5
At December 31, 2024 and January 1, 2025	237,066		63,700	29	1,218	302,013	43,626
Addition	35,210	*	54,645	—	187	90,042	13,007
Depreciation	(10,924)		(37,776)	(15)	(146)	(48,861)	(7,058)
Translation difference	—		40	—	—	40	5
At December 31, 2025	261,352		80,609	14	1,259	343,234	49,580

* Included an amount of RMB 29.0 million (US$4.2 million) prepaid in 2024.

17.
Leases (cont’d)

Group as a lessee (cont’d)

Summary of detailed information about carrying amounts of lease liabilities and the movements during the year

Set out below are the carrying amounts of lease liabilities and the movements during the year:

	2024	2025	2025
	RMB’000	RMB’000	US$’000
At January 1	49,281	63,231	9,134
Additions	55,348	57,137	8,253
Accretion of interest (Note 8.3)	1,714	2,016	291
Payments	(41,752)	(44,794)	(6,470)
Termination	(1,353)	—	—
Translation difference	(7)	82	12
At December 31	63,231	77,672	11,220
Current (Note 26)	32,973	35,667	5,152
Non-current (Note 26)	30,258	42,005	6,068
Total	63,231	77,672	11,220

Summary of detailed information about amounts recognized in profit of loss

The following are the amounts recognized in profit of loss:

	2024	2025	2025
	RMB’000	RMB’000	US$’000
Depreciation charge for right-of-use assets	50,461	48,861	7,058
Interest expenses on lease liabilities (Note 8.3)	1,714	2,016	291
Expenses relating to short-term leases and low-value assets (included in selling, general and administrative expenses and research and development expenses)	21,458	32,123	4,640
Total amount recognized in profit or loss	73,633	83,000	11,989

Summary of detailed information about Future minimum rental receivables under non-cancellable operating leases

Future minimum rental receivables under non-cancellable operating leases as of 31 December are as follows:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Within 1 year	14,156	13,041	1,884
After 1 year but within 5 years	41,106	33,007	4,768
More than 5 years	37,051	32,572	4,705
	92,313	78,620	11,357